Property and Equipment, Net (Details) - Schedule of Percentage of property and equipment	Dec. 31, 2021
Computers and electronic equipment [Member] | Minimum [Member]
Property and Equipment, Net (Details) - Schedule of Percentage of property and equipment [Line Items]
Percentage of property plant and equipment	10.00%
Computers and electronic equipment [Member] | Maximum [Member]
Property and Equipment, Net (Details) - Schedule of Percentage of property and equipment [Line Items]
Percentage of property plant and equipment	33.00%
Office furniture and lab equipment [Member] | Minimum [Member]
Property and Equipment, Net (Details) - Schedule of Percentage of property and equipment [Line Items]
Percentage of property plant and equipment	6.00%
Office furniture and lab equipment [Member] | Maximum [Member]
Property and Equipment, Net (Details) - Schedule of Percentage of property and equipment [Line Items]
Percentage of property plant and equipment	20.00%
Vehicles [Member]
Property and Equipment, Net (Details) - Schedule of Percentage of property and equipment [Line Items]
Percentage of property plant and equipment	33.00%
Machines [Member] | Minimum [Member]
Property and Equipment, Net (Details) - Schedule of Percentage of property and equipment [Line Items]
Percentage of property plant and equipment	10.00%
Machines [Member] | Maximum [Member]
Property and Equipment, Net (Details) - Schedule of Percentage of property and equipment [Line Items]
Percentage of property plant and equipment	20.00%
Leasehold Improvement [Member]
Property and Equipment, Net (Details) - Schedule of Percentage of property and equipment [Line Items]
Percentage of property plant and equipment	10.00%
Land [Member]
Property and Equipment, Net (Details) - Schedule of Percentage of property and equipment [Line Items]
Percentage of property plant and equipment